Related Parties (Details) m² in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 01, 2019 m²
Related Parties [Line Items]
Employment agreement, description	The service agreement was effective as of March 1, 2020 and has been extended by mutual agreement of the parties several times, until terminated at December 31, 2021.
Expense amount	$ 1,024,000	$ 1,251,000	$ 846,000
Company leases	12,000
Relation to sub lease	7,000
Six AI Ltd Service Agreement [Member]
Related Parties [Line Items]
Expense amount	0	0	80,000
Illumigyn Ltd. [Member]
Related Parties [Line Items]
Private office space (in Square Meters) | m²				1,800
Relation to sub lease	0	171,000	125,000
Wellsense Technologies Ltd. [Member]
Related Parties [Line Items]
Relation to sub lease	$ 0	$ 47,000	$ 66,000